INCOME TAX - Deferred tax assets and liabilities - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax asset, balances on statement of financial position	$ 1,280,912	$ 1,851,218
Deferred tax liability, balances on statement of financial position	(5,546,640)	(5,062,670)
Net	$ (4,265,728)	$ (3,211,452)	$ (2,567,101)	$ (2,320,272)